CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net income (loss)	$ (10,230)	$ 14,894	$ 1,749
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization of property and equipment	14,097	16,117	15,308
Amortization of acquired intangible assets		81	47
Impairment of goodwill	0	2,923	0
Impairment of acquired intangible assets		494
Loss on disposal of property and equipment	552	639	690
Share-based compensation expense	6,198	5,382	3,166
Deferred income taxes	392	(820)	(2,303)
Loss from equity method investment	107
Foreign exchange loss (gain)	836	(1,042)
Changes in assets and liabilities:
Prepaid expenses and other current assets	(448)	(2,144)	4,275
Amounts due from related parties	(181)	(3)	56
Rental deposits	(204)	(180)	(660)
Other non-current assets	131	(25)	(1,652)
Deferred revenue	(3,923)	(3,869)	30,486
Accrued expenses and other current liabilities	(2,346)	9,829	3,591
Income taxes payable	(127)	4,828	237
Deferred income	(58)	(348)	(346)
Net cash provided by operating activities	4,796	46,756	54,644
Cash flows from investing activities:
Purchase of short-term investments	(188,715)	(291,384)	(128,307)
Proceeds from maturity of short-term investments	221,849	191,838	111,266
Acquisition of businesses (net of cash acquired of nil, $1,765 and nil for 2011, 2012, and 2013, respectively)			(1,196)
Purchases of long-term investments	(1,613)	(9,839)	(4,786)
Deposit for investment	(855)
Proceeds from disposal of long-term investments	8,169
Loan to a third party	(3,198)
Proceeds from maturity of loan to a third party	3,213
Loan to a related party		(2,636)	(4,777)
Proceeds from maturity of loan to a related party	2,559	1,634	3,185
Purchase of property and equipment	(11,268)	(10,469)	(19,145)
Proceeds from disposal of property and equipment	95	42	17
Net cash (used in) provided by investing activities	30,236	(120,814)	(43,743)
Cash flows from financing activities:
Repurchase of ordinary shares	(29,630)		(7,278)
Proceeds from exercise of options	3,393	246	123
Payment of dividend distribution	(9,865)	(22,665)	(9,929)
Net cash used in financing activities	(36,102)	(22,419)	(17,084)
Effect of exchange rate changes	(2,168)	1,596	381
Net decrease in cash and cash equivalents	(3,238)	(94,881)	(5,802)
Cash and cash equivalents, beginning of year	117,063	211,944	217,746
Cash and cash equivalents, end of year	113,825	117,063	211,944
Supplemental disclosure of cash flow information
Income taxes paid	4,059	3,248	2,897
Major non-cash investing activity:
Payable for property and equipment	$ 2,097	$ 1,888	$ 2,393